Financial risk management and fair values (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Increase [Member]
Financial risk management and fair values [Line Items]
Change in USD rate	5.00%	5.00%
Effect on profit before tax	¥ 0	¥ 0
Effect on equity	¥ 5,393	¥ 6,046
Decrease [Member]
Financial risk management and fair values [Line Items]
Change in USD rate	(5.00%)	(5.00%)
Effect on profit before tax	¥ 0	¥ 0
Effect on equity	¥ (5,393)	¥ (6,046)